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May 3, 2002

Keith O'Connell
Securities & Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:
  T. Rowe Price International Funds, Inc.
    T. Rowe Price Emerging Markets Bond Fund
    T. Rowe Price International Bond Fund
    T. Rowe Price International Bond Fund-Advisor Class
  File Nos. 002-65539/811-2958; PEA No.: 82

Dear Mr. O'Connell:

This letter will serve as our filing under the provisions of Rule 497 of the Securities Act of 1933. These documents will be used for the offer and sale of Fund shares.

If you have any questions, please contact me at 410-345-4981.

Sincerely,
/s/Tawanda L. Cottman
Tawanda L. Cottman